SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Cash equivalents	$ 0	$ 0
Unrecognized tax benefits	0	0
Accrued interest and penalties	0	$ 0
Cash, FDIC Insured Amount	$ 250,000
Class A Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants exercisable to purchase of aggregate class A common stock	11,825,000